INCOME TAXES (Details) (USD $)	12 Months Ended		14 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Dec. 31, 2013
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforward and Tax Credit Carryforword Expiration Date Range			expiring at various dates between 2014 and 2033
Operating Loss Carryforward Expiration Date Range	between 2014 and 2033
Tax Credit Carryforward, Expiration Date Range	between 2014 and 2028
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)	34.00%
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%
Fedral Corporate Taxable [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 73,957,000
Tax Credit Carryforward, Amount	1,198,000
New York State [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	73,834,000
Tax Credit Carryforward, Amount	$ 13,000